Trade and other payables	12 Months Ended
Mar. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of trade and other payables [text block]
20.	Trade and other payables

	March 31, 202 2	March 31, 2021
Trade payables	4,969,507	3,609,680
Advance from customers	1,050,899	376,487
Accrued expenses	4,106,167	4,326,210
Other payables	1,210,314	911,576
	11,336,886	9,223,953

Financial liabilities included in trade and other payables	10,510,409	8,193,923